Share based payment	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based payment

Note 25 - Share based payment

On July 2022, the Company granted to its employees 164,000 non-marketable options exercisable to up to 164,000 ordinary shares of the Company, which at the date of this report constitute approximately 1.18% of the Company's capital and voting rights before the grant and approximately 1.17% after the grant. Each option will allow, upon exercise, to purchase one NIS 1 ordinary share at an exercise price of NIS 55.3, adjusted to dividend and subject to adjustments that will be required if rights or bonus shares are issued. The weighted average of the Company share price during the six-month period ending on December 31, 2022 was NIS 51.69.

The fair value of all the options at the time of grant was approximately NIS 3 million. The fair value of the options was measured using the Black & Scholes model, using the following average indices: standard deviation in the range of approximately 39% to 44%, and the life of the option: 3 years for the first tranche, 4 years for the second tranche and 5 years for the 3rd tranche The standard deviation was calculated based on the historical daily standard deviation of the company's stock traded on the Tel Aviv Stock Exchange.

The options will be exercisable in three equal annual rates starting on July 2023. An employee who was entitled to exercise the options will be able to exercise them in an additional period of 24 months since he first had the right to exercise the same number of options. Options that are not exercised by that date will expire. In the event of termination, the employee will be entitled to exercise the options whose exercise date has arrived during a period of 60 days from the date of termination. The other options will expire.

25.1 -    Nature and scope of share-based payment plans during the period

During the period that ended on December 31, 2022, the Company has two share-based payment plans, as described below:

	Stock options for senior management	Stock options for other employees	Total options
Outstanding period	July 2022	July 2022	July 2022
Granted during the year	75,000	89,000	164,000
Estimated lifespan	2-5 years	2-5 years	2-5 years
Vesting conditions	See note 25 above	See note 25 above	See note 25 above
25.2 - Details regarding the stock option plans

	Number	2022 Weighted average Exercise price (NIS)	Number	2021 Weighted average Exercise price (NIS)	2022 Weighted average Exercise price (US Dollars)
Granted during the year	164,000	52.76	-	-	14.99

25.3 - Effect of share-based payment transactions on profit or loss for the period

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars
Expense arising from plans to grant shares and stock options	790	-	224